Supplemental guarantor financial information, Condensed consolidating statement of income (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Condensed Consolidating Statement of Income [Abstract]
Revenue	$ 355,144	$ 367,633	$ 1,051,170	$ 1,050,749
Total cost of goods sold	122,638	121,433	363,487	361,736
Gross Profit	232,506	246,200	687,683	689,013
Selling, general and administrative expense, including net restructuring charges	166,861	157,692	490,707	468,330
Net gain on sale of facility	0	0	(110)	0
Operating (Loss) Income	65,645	88,508	197,086	220,683
Loss on early debt extinguishment	0	0	(6,995)	0
Interest expense	(11,831)	(11,207)	(35,922)	(33,250)
Other income (expense)	(301)	383	(216)	(1,017)
(Loss) Income Before Income Taxes	53,513	77,684	153,953	186,416
Income tax (benefit) provision	16,778	26,512	49,189	67,846
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	36,735	51,172	104,764	118,570
Equity In Earnings Of Consolidated Subsidiaries	0	0	0	0
Income From Continuing Operations	36,735	51,172	104,764	118,570
Net Loss From Discontinued Operations	0	(372)	0	(771)
Net Income	36,735	50,800	104,764	117,799
Deluxe Corporation [Member]
Condensed Consolidating Statement of Income [Abstract]
Revenue	2,128	2,329	6,383	6,986
Total cost of goods sold	0	0	0	0
Gross Profit	2,128	2,329	6,383	6,986
Selling, general and administrative expense, including net restructuring charges	2,529	(181)	9,313	2,078
Net gain on sale of facility			0
Operating (Loss) Income	(401)	2,510	(2,930)	4,908
Loss on early debt extinguishment			(6,995)
Interest expense	(11,785)	(11,176)	(35,795)	(33,174)
Other income (expense)	2,930	1,368	7,750	4,284
(Loss) Income Before Income Taxes	(9,256)	(7,298)	(37,970)	(23,982)
Income tax (benefit) provision	(6,227)	(5,878)	(18,539)	(9,954)
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(3,029)	(1,420)	(19,431)	(14,028)
Equity In Earnings Of Consolidated Subsidiaries	39,764	52,220	124,195	131,827
Income From Continuing Operations	36,735	50,800	104,764	117,799
Net Loss From Discontinued Operations	0	0	0	0
Net Income	36,735	50,800	104,764	117,799
Guarantor subsidiaries [Member]
Condensed Consolidating Statement of Income [Abstract]
Revenue	318,933	335,542	943,429	952,273
Total cost of goods sold	113,365	112,973	336,306	336,817
Gross Profit	205,568	222,569	607,123	615,456
Selling, general and administrative expense, including net restructuring charges	146,427	140,378	427,005	409,325
Net gain on sale of facility			(110)
Operating (Loss) Income	59,141	82,191	180,228	206,131
Loss on early debt extinguishment			0
Interest expense	(2,106)	(1,772)	(7,363)	(5,146)
Other income (expense)	382	(17)	970	67
(Loss) Income Before Income Taxes	57,417	80,402	173,835	201,052
Income tax (benefit) provision	23,171	28,714	64,987	72,363
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	34,246	51,688	108,848	128,689
Equity In Earnings Of Consolidated Subsidiaries	5,518	904	15,347	3,909
Income From Continuing Operations	39,764	52,592	124,195	132,598
Net Loss From Discontinued Operations	0	(372)	0	(771)
Net Income	39,764	52,220	124,195	131,827
Non-guarantor subsidiaries [Member]
Condensed Consolidating Statement of Income [Abstract]
Revenue	68,984	65,624	208,821	202,288
Total cost of goods sold	39,888	39,456	121,448	121,957
Gross Profit	29,096	26,168	87,373	80,331
Selling, general and administrative expense, including net restructuring charges	22,191	22,361	67,585	70,687
Net gain on sale of facility			0
Operating (Loss) Income	6,905	3,807	19,788	9,644
Loss on early debt extinguishment			0
Interest expense	(298)	(248)	(1,023)	(774)
Other income (expense)	(1,255)	1,021	(677)	476
(Loss) Income Before Income Taxes	5,352	4,580	18,088	9,346
Income tax (benefit) provision	(166)	3,676	2,741	5,437
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	5,518	904	15,347	3,909
Equity In Earnings Of Consolidated Subsidiaries	0	0	0	0
Income From Continuing Operations	5,518	904	15,347	3,909
Net Loss From Discontinued Operations	0	0	0	0
Net Income	5,518	904	15,347	3,909
Eliminations [Member]
Condensed Consolidating Statement of Income [Abstract]
Revenue	(34,901)	(35,862)	(107,463)	(110,798)
Total cost of goods sold	(30,615)	(30,996)	(94,267)	(97,038)
Gross Profit	(4,286)	(4,866)	(13,196)	(13,760)
Selling, general and administrative expense, including net restructuring charges	(4,286)	(4,866)	(13,196)	(13,760)
Net gain on sale of facility			0
Operating (Loss) Income	0	0	0	0
Loss on early debt extinguishment			0
Interest expense	2,358	1,989	8,259	5,844
Other income (expense)	(2,358)	(1,989)	(8,259)	(5,844)
(Loss) Income Before Income Taxes	0	0	0	0
Income tax (benefit) provision	0	0	0	0
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	0	0	0	0
Equity In Earnings Of Consolidated Subsidiaries	(45,282)	(53,124)	(139,542)	(135,736)
Income From Continuing Operations	(45,282)	(53,124)	(139,542)	(135,736)
Net Loss From Discontinued Operations	0	0	0	0
Net Income	$ (45,282)	$ (53,124)	$ (139,542)	$ (135,736)